Investment and return - Cash and cash equivalents reconciliation to the cash flow statement (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents reconciliation to the cash flow statement
Cash and cash equivalents per balance sheet	€ 441	€ 70
Less: bank overdrafts	(5)	(3)
Cash and cash equivalents per cash flow statement	€ 436	€ 67	€ 50	€ 43